Business combinations - Acquisitions - Symphony Clinical Research (Details) - USD ($) $ in Thousands		9 Months Ended
	Sep. 24, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill		$ 877,017		$ 756,260	$ 769,058
Cash outflows		$ 116,431	$ 1,645
Symphony
Business Acquisition [Line Items]
Percentage of share capital acquired	100.00%
Cash	$ 3,295
Property, plant and equipment	581
Operating right-of-use assets	820
Goodwill	26,957
Intangible asset	5,842
Accounts receivable	3,940
Unbilled revenue	254
Prepayments and other current assets	133
Other receivables	36
Accounts payable	(1,084)
Payments on account	(1,420)
Other liabilities	(1,347)
Non-current lease liabilities	(531)
Net assets acquired	37,476
Cash outflows	34,976
Contingent consideration	2,500
Total consideration	$ 37,476